Commitments and Contingencies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Other (expense) income	$ (3,882)	$ (16,910)	$ (2,454)
Restricted cash – current	11,888	8,358	$ 53,689	$ 38,329
Long-term debt, current maturities	$ 156,064	250,508
Teekay Tangguh Joint Venture
Property, Plant and Equipment [Line Items]
Number of vessels | vessel	2
Time charter in contract	20 years
Length of charter contract (in years)	20 years
Carrying value of guarantee liability	$ 5,200	5,700
Unasserted Claim | Teekay Tangguh Joint Venture
Property, Plant and Equipment [Line Items]
Estimated tax indemnification	1,600	$ 1,600
Seapeak LLC | Unasserted Claim | Teekay Tangguh Joint Venture
Property, Plant and Equipment [Line Items]
Estimated tax indemnification	$ 1,100
Teekay Tangguh Joint Venture | Seapeak LLC
Property, Plant and Equipment [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	70.00%
Teekay Tangguh Joint Venture | Seapeak LLC | Unasserted Claim
Property, Plant and Equipment [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	70.00%